INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 11,884	$ 32,443
Work-in-progress	2,390	4,058
Finished goods	122,172	201,731
Inventories	$ 136,446	$ 238,232